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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07677
                                   ------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 8401 Colesville Road, Suite 320      Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                                Eugene A. Profit

Profit Investment Management    8401 Colesville Road    Silver Spring, Maryland 20910
-------------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059
                                                     -------------------

Date of fiscal year end:     September 30, 2007
                         ---------------------------------------

Date of reporting period:     December 31, 2006
                          --------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 98.5%                                      VALUE
--------------------------------------------------------------------------------

            AEROSPACE & DEFENSE - 8.1%
    4,600   General Dynamics Corp.                                 $    342,010
    4,008   Rockwell Collins, Inc.                                      253,666
    5,000   United Technologies Corp.                                   312,600
                                                                   -------------
                                                                        908,276
                                                                   -------------
            BIOTECHNOLOGY - 2.4%
    4,027   Amgen, Inc.(a)                                              275,084
                                                                   -------------

            BUILDING MATERIALS - 3.3%
    8,050   American Standard Cos., Inc.                                369,092
                                                                   -------------

            COMPUTERS - 7.7%
    3,640   Apple Computer, Inc.(a)                                     308,818
   23,516   EMC Corp.(a)                                                310,411
   12,150   Western Digital Corp.(a)                                    248,589
                                                                   -------------
                                                                        867,818
                                                                   -------------

            COSMETICS/PERSONAL CARE - 1.9%
    3,258   Colgate-Palmolive Co.                                       212,552
                                                                   -------------

            DIVERSIFIED FINANCIAL SERVICES - 4.3%
    3,000   American Express Co.                                        182,010
    3,640   Countrywide Financial Corp.                                 154,518
    1,538   Legg Mason, Inc.                                            146,187
                                                                   -------------
                                                                         482,715
                                                                   -------------
            ELECTRONICS - 1.8%
    3,600   Garmin Ltd.                                                 200,376
                                                                   -------------

            HEALTH CARE PRODUCTS - 5.5%
   10,500   Cytyc Corp.(a)                                              297,150
    5,934   Medtronic, Inc.                                             317,528
                                                                   -------------
                                                                        614,678
                                                                   -------------
            HEALTH CARE SERVICES - 4.8%
    4,540   Aetna, Inc.                                                 196,037
    3,200   Quest Diagnostics, Inc.                                     169,600
    3,272   UnitedHealth Group, Inc.                                    175,805
                                                                   -------------
                                                                        541,442
                                                                   -------------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES  COMMON STOCKS - 98.5% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------

            INSURANCE - 7.2%
    4,345   AFLAC, Inc.                                            $    199,870
        3   Berkshire Hathaway, Inc. - Class A(a)                       329,970
    3,000   Hartford Financial Services Group, Inc. (The)               279,930
                                                                   -------------
                                                                        809,770
                                                                   -------------
            INTERNET - 2.3%
   12,388   Symantec Corp.(a)                                           258,290
                                                                   -------------

            LEISURE TIME - 0.9%
    2,201   Carnival Corp.                                              107,959
                                                                   -------------

            MACHINERY - CONSTRUCTION & MINING - 2.2%
    4,000   Caterpillar, Inc.                                           245,320
                                                                   -------------

            MEDIA - 2.9%
    9,647   Walt Disney Co. (The)                                       330,603
                                                                   -------------

            MISCELLANEOUS MANUFACTURING - 8.9%
    2,362   3M Co.                                                      184,071
    6,161   Danaher Corp.                                               446,303
    9,940   General Electric Co.                                        369,867
                                                                   -------------
                                                                      1,000,241
                                                                   -------------
            OIL & GAS - 5.2%
    2,723   Devon Energy Corp.                                          182,659
    3,310   GlobalSanteFe Corp.                                         194,562
    4,333   XTO Energy, Inc.                                            203,868
                                                                   -------------
                                                                        581,089
                                                                   -------------

            PHARMACEUTICALS - 5.8%
    3,708   Barr Pharmaceuticals, Inc.(a)                               185,845
    1,987   Cephalon, Inc.(a)                                           139,905
    5,025   Gilead Sciences, Inc.(a)                                    326,273
                                                                   -------------
                                                                        652,023
                                                                   -------------

            RETAIL - 7.8%
    9,879   Staples, Inc.                                               263,769
    6,725   Walgreen Co.                                                308,610
    6,594   Wal-Mart Stores, Inc.                                       304,511
                                                                   -------------
                                                                        876,890
                                                                   -------------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES  COMMON STOCKS - 98.5% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS - 2.0%
   11,000   Intel Corp.                                            $    222,750
                                                                   -------------

            SOFTWARE - 4.3%
    9,101   Adobe Systems, Inc.(a)                                      374,233
    3,982   Citrix Systems, Inc.(a)                                     107,713
                                                                   -------------
                                                                        481,946
                                                                   -------------

            TELECOMMUNICATIONS - 4.9%
   11,248   Cisco Systems, Inc.(a)                                      307,408
    5,929   Motorola, Inc.                                              121,900
    3,296   Verizon Communications, Inc.                                122,743
                                                                   -------------
                                                                        552,051
                                                                   -------------
            TRANSPORTATION - 4.3%
    6,299   CSX Corp.                                                   216,875
    2,443   FedEx Corp.                                                 265,359
                                                                   -------------
                                                                        482,234
                                                                   -------------

            TOTAL COMMON STOCKS (Cost $8,873,194)                  $ 11,073,199
                                                                   -------------

================================================================================
    SHARES  MONEY MARKET FUNDS - 1.5%                                  VALUE
--------------------------------------------------------------------------------

   86,695   Evergreen Institutional Cash Portfolio - Government    $     86,695
   86,694   Fidelity Institutional Cash Portfolio - Government           86,694
                                                                   -------------
            TOTAL MONEY MARKET FUNDS (Cost $173,389)               $    173,389
                                                                   -------------

            TOTAL INVESTMENT SECURITIES AT VALUE - 100.0%
             (Cost $9,046,583)                                     $ 11,246,588

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                  1,282
                                                                   -------------

            NET ASSETS - 100.0%                                    $ 11,247,870
                                                                   =============


          (a) Non-income producing security.

See accompanying notes to portfolio of investments.

THE PROFIT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
======================================================================


1.   SECURITIES VALUATION

     The Profit Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of December 31, 2006:

                 Cost of portfolio investments      $  9,046,583
                                                    ============

                 Gross unrealized appreciation      $  2,340,290
                 Gross unrealized depreciation          (140,285)
                                                    ------------

                 Net unrealized appreciation        $  2,200,005
                                                    ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust
             -----------------------------------------------------------



By (Signature and Title)*   /s/ Eugene A. Profit
                           ---------------------------------------------
                           Eugene A. Profit, President



Date      February 14, 2007
      ---------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Eugene A. Profit
                           ---------------------------------------------
                           Eugene A. Profit, President



Date   February 14, 2007
       --------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                           ---------------------------------------------

                           Mark J. Seger, Treasurer


Date   February 14, 2007
       --------------------------------



* Print the name and title of each signing officer under his or her signature.